VLT-Q1

Quarterly Report
March 31, 2026
MFS®  Limited Maturity Portfolio

MFS® Variable Insurance Trust III

Portfolio of Investments
3/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 98.7%
Aerospace & Defense – 0.5%
Boeing Co., 6.388%, 5/01/2031	$554,000	$590,753
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	699,000	712,561
		$1,303,314
Apparel, Footwear, & Accessories – 0.4%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$520,000	$514,519
Tapestry, Inc., 5.1%, 3/11/2030	713,000	720,405
		$1,234,924
Asset-Backed & Securitized – 24.1%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.99%, 11/15/2054 (i)	$12,712,157	$423,391
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.294% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	228,317	228,259
ACREC 2021-FL1 Ltd., “B”, FLR, 5.594% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,595,881
ACREC 2021-FL1 Ltd., “C”, FLR, 5.944% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	902,525
Acres PLC, 2026-FL4, “A”, 5.11%, 8/18/2044 (n)	1,500,000	1,501,122
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.486% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,102,500	1,103,061
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 5.786% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,102,500	1,102,837
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.086% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	663,500	663,707
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 5.972% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,738,468
AREIT 2022-CRE6 Trust, “D”, FLR, 6.521% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	233,733
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	61,504	61,820
Aspire Mortgage Trust, 2026-1, “A-1”, 4.855%, 1/25/2066 (n)	284,946	282,973
Bain Capital Credit CLO, Ltd., 2021-4A, “BRR”, FLR, 5.017% (SOFR - 3mo. + 1.35%), 10/20/2034 (n)	1,317,523	1,317,507
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.517% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	1,407,558	1,407,855
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.746%, 12/15/2051 (i)(n)	20,074,053	303,556
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.194%, 7/15/2054 (i)	5,139,088	238,324
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.327%, 9/15/2054 (i)	5,695,284	275,884
BDS 2021-FL10 Ltd., “B”, FLR, 5.744% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	519,000	519,537
BDS 2021-FL10 Ltd., “C”, FLR, 6.094% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	377,500	377,639
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)	10,192,494	438,449
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	10,917,775	483,509
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.236%, 8/15/2054 (i)	7,815,110	366,979
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.009%, 9/15/2054 (i)	11,400,437	378,786
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	615,561	626,819
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.172% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	57,708	57,700
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 5.722% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	286,822
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 5.972% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	463,369
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	260,937	264,369
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	56,480	57,783
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	369,772	368,791
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	216,091	214,244
BXMT 2020-FL2 Ltd., “B”, FLR, 5.442% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,440,562
CD 2017-CD4 Mortgage Trust, “XA”, 1.357%, 5/10/2050 (i)	12,548,710	85,839
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	329,575	276,134
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	65,361
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	138,530	138,729
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	187,638	188,854
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	339,053	340,946
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	521,801	526,686
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	173,187	174,740
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,648,645	179,681
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	8,767,047	421,262
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.957%, 6/15/2063 (i)	8,761,540	301,701
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.024%, 6/15/2064 (i)	4,847,718	185,255
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	190,015	191,039
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	708,000	715,276

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	$145,058	$145,209
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	343,000	344,249
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	98,753	99,051
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.172% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	1,695,359	1,684,117
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.255% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	1,500,000	1,497,498
Empire District Bondco LLC, 4.943%, 1/01/2033	281,137	284,865
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	108,935	109,178
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 5.921% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	769,548	768,810
General Motors Co., FLR, 4.122% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	525,000	525,098
General Motors Co., FLR, 4.222% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	728,000	728,345
GLS Auto Select Receivables Trust, 2026-1, “A2”, 4.05%, 2/17/2032 (n)	140,000	139,567
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.138%, 5/10/2050 (i)	14,599,451	113,701
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.167%, 8/10/2050 (i)	14,042,230	126,888
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.236%, 5/12/2053 (i)	8,279,566	302,742
Harbor Park CLO Ltd., 2018-1A, “BR2”, FLR, 5.067% (SOFR - 3mo. + 1.4%), 1/20/2031 (n)	1,150,000	1,146,435
Invesco CLO 2022-2A Ltd., “BR”, 5.347%, 7/20/2035 (n)	1,433,293	1,431,953
Invesco Ltd., FLR, 5.422% (SOFR - 3mo. + 1.75%), 7/15/2038 (n)	910,345	912,612
Jersey Mikes Funding LLC, 2026-1A, “A2I”, 4.952%, 2/15/2056 (n)	405,000	399,453
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	340,368	341,609
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	128,950	127,577
JPMorgan Chase Commercial Mortgage Securities Corp., 1.004%, 9/15/2050 (i)	9,873,471	82,628
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.536% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	344,149	343,754
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.786% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	567,500	566,930
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.063% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	814,000	814,099
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.269% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	1,226,500	1,226,938
MF1 2022-FL9 LLC, “B”, FLR, 6.826% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,886,765
MF1 2024-FL14 LLC, “C”, FLR, 6.961% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	413,534	414,236
MF1 2025-FL20 LLC, “AS”, FLR, 5.379% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	1,000,000	1,003,515
MF1 2025-FL20 LLC, “B”, FLR, 5.629% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	451,406	452,937
MF1 2026-FL21 LLC, “B”, FLR, 5.429% (SOFR - 1mo. + 1.75%), 2/18/2041 (n)	160,616	160,869
MF1 2026-FL21 LLC, “C”, FLR, 5.629% (SOFR - 1mo. + 1.95%), 2/18/2041 (n)	531,605	532,231
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.231%, 5/15/2050 (i)	11,879,731	115,806
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.272%, 6/15/2050 (i)	6,005,958	62,427
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.783%, 12/15/2051 (i)	15,575,177	280,620
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)	7,128,426	297,007
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.144%, 6/15/2054 (i)	6,102,276	219,050
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	456,081	458,382
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	823,404	827,492
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	1,189,398	1,199,781
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	336,507	335,803
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	655,990	659,177
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	561,093	564,774
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.643%, 1/25/2065 (n)	1,072,065	1,082,991
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	168,486	169,371
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	206,863	207,484
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	62,509	62,726
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	384,861	388,077
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	662,459	653,388
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	215,597	215,528
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	531,000	542,724
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	1,250,000	1,283,542
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.072% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	850,000	847,751
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 4.852% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	1,500,000	1,486,977
PFP III 2026-13 Ltd., “AS”, FLR, 5.329% (SOFR - 1mo. + 1.65%), 8/18/2043 (n)	569,000	569,314
PFS Financing Corp., 2026-A, “A”, FLR, 4.372% (SOFR - 1mo. + 0.7%), 2/15/2030 (n)	714,000	713,998
Planet Fitness Master Issuer, 2025-1A, “A2I”, 5.274%, 12/06/2055 (n)	325,000	324,883
PMT Loan Trust, 2026-INV4, “A36”, FLR, 5.108% (SOFR - 1mo. + 1.45%), 3/25/2057 (n)(w)	596,973	595,612
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	903,316	903,894
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.211% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	1,289,003	1,295,341

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	$152,993	$153,862
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 5.813% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	927,055	927,573
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	684,927
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.594% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	763,740
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	777,546	765,600
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.267% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	1,788,131	1,778,411
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.379% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	242,842	242,789
TPG Real Estate Finance, 2025-FL7, “B”, FLR, 5.629% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	445,988	445,890
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.319% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	1,468,874	1,462,474
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 0.941%, 11/15/2050 (i)	7,464,193	78,629
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.906%, 12/15/2051 (i)	6,213,276	116,381
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	272,841	275,137
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	279,961	281,496
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	119,283	119,852
Volvo Financial Equipment LLC, 2026-1A, “A2”, 3.9%, 11/15/2028 (n)	179,000	178,773
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.338%, 11/15/2054 (i)	3,671,962	178,348
		$67,049,425
Auto & Auto Components – 1.6%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$1,438,000	$1,445,931
Ford Motor Credit Co. LLC, 5.753%, 4/06/2033	448,000	439,644
LKQ Corp., 5.75%, 6/15/2028	1,208,000	1,229,450
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	705,119
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	730,000	616,963
		$4,437,107
Brokerage & Asset Managers – 2.6%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,291,000	$1,276,827
Charles Schwab Corp., 5.875%, 8/24/2026	1,706,000	1,715,854
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	622,000	639,074
Citadel Finance LLC, 4.75%, 2/14/2029 (n)	680,000	666,254
Citadel Securities Global Holdings LLC, 5.125%, 1/27/2032 (n)	451,000	447,420
LPL Holdings, Inc., 5.7%, 5/20/2027	743,000	749,861
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	542,000	538,035
LPL Holdings, Inc., 6.75%, 11/17/2028	397,000	415,936
LPL Holdings, Inc., 4%, 3/15/2029 (n)	883,000	857,464
		$7,306,725
Business Services – 1.2%
Fidelity National Information Services, Inc., 4.45%, 3/10/2028	$581,000	$579,373
Fidelity National Information Services, Inc., 4.55%, 3/10/2029	323,000	321,477
Fidelity National Information Services, Inc., 4.8%, 3/10/2031	581,000	576,440
Paychex, Inc., 5.1%, 4/15/2030	1,148,000	1,158,291
Verisk Analytics, Inc., 4.45%, 3/15/2031	729,000	716,875
		$3,352,456
Cable TV – 0.8%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$1,298,000	$1,324,105
Videotron Ltd., 3.625%, 6/15/2029 (n)	924,000	894,312
		$2,218,417
Chemicals – 0.2%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	$115,000	$110,302
SNF Group SACA, 5.626%, 3/31/2031 (n)	404,300	409,071
		$519,373
Conglomerates – 0.2%
Regal Rexnord Corp., 6.05%, 4/15/2028	$665,000	$682,058

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.9%
Airbnb, Inc., 4.4%, 3/16/2029	$485,000	$484,360
CBRE Services, Inc., 4.8%, 6/15/2030	1,316,000	1,318,642
eBay, Inc., 4.25%, 3/06/2029	747,000	743,072
Meituan, 4.5%, 4/02/2028 (n)	715,000	714,279
Meituan, 4.625%, 10/02/2029 (n)	384,000	381,781
Meituan, 4.5%, 5/05/2031 (n)	271,000	263,426
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	1,301,000	1,306,167
		$5,211,727
Containers – 0.6%
Berry Global, Inc., 1.65%, 1/15/2027	$1,418,000	$1,388,327
Berry Global, Inc., 5.5%, 4/15/2028	147,000	149,868
		$1,538,195
Diversified Financial Services – 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$730,000	$743,741
Apollo Debt Solutions BDC, 5.2%, 12/08/2028 (n)	291,000	287,388
Aviation Capital Group, 4.25%, 4/30/2029 (n)	880,000	867,171
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	532,000	531,970
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	854,000	825,059
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	652,000	628,768
Blackstone Secured Lending Fund, 2.125%, 2/15/2027	291,000	282,358
Blue Owl Credit Income Corp., 7.95%, 6/13/2028	201,000	205,909
Goldman Sachs Private Credit Corp., 5.05%, 2/23/2028 (n)	146,000	143,772
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,509,000	1,531,963
Takeoff Merger Sub, Inc., 4.4%, 3/24/2028 (n)	727,000	723,101
Takeoff Merger Sub, Inc., 4.5%, 3/24/2029 (n)	456,000	453,065
		$7,224,265
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$982,000	$992,075
Arrow Electronics, Inc., 2.95%, 2/15/2032	501,000	442,661
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	785,000	788,349
		$2,223,085
Emerging Market Sovereign – 0.4%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$1,005,000	$1,010,276
Energy - Independent – 1.2%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$402,000	$405,165
Diamondback Energy, Inc., 5.15%, 1/30/2030	402,000	410,184
EQT Corp., 5.7%, 4/01/2028	1,276,000	1,305,484
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,438,000	1,293,332
		$3,414,165
Food & Beverages – 2.7%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$270,000	$269,729
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	1,481,000	1,495,307
Constellation Brands, Inc., 4.8%, 5/01/2030	638,000	641,688
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	1,840,000	1,764,951
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	661,214
Mars, Inc., 4.6%, 3/01/2028 (n)	650,000	653,917
Mars, Inc., 4.8%, 3/01/2030 (n)	1,193,000	1,205,555
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	924,000	938,538
		$7,630,899

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Global Systemically Important Banks – 6.8%
Bank of America Corp., 4.25%, 10/22/2026	$527,000	$526,730
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,344,000	2,324,417
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,266,000	1,246,876
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,556,000	1,532,193
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,113,000	1,097,810
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	1,426,000	1,433,791
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	831,000	829,661
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	712,000	715,611
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	775,000	784,462
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	339,000	343,824
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	1,292,000	1,289,865
Morgan Stanley, 4.35%, 9/08/2026	1,302,000	1,302,140
Morgan Stanley, 3.95%, 4/23/2027	129,000	128,235
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	395,000	391,397
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	627,000	632,748
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,890,000	1,897,967
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	374,101
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	232,000	247,271
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	1,075,000	1,049,237
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	675,000	669,432
		$18,817,768
Hardware, Peripherals, & Assembly – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$626,000	$619,415
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$418,000	$404,447
Insurance – 1.0%
CNO Global Funding, 4.7%, 12/11/2030 (n)	$733,000	$723,162
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	480,000	487,338
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	364,000	367,179
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	1,328,000	1,340,888
		$2,918,567
Insurance - Health – 0.2%
Elevance Health, Inc., 4.75%, 2/15/2030	$457,000	$459,937
Insurance - Property & Casualty – 0.7%
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	$551,000	$556,887
Brown & Brown, Inc., 4.7%, 6/23/2028	376,000	377,088
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	565,000	567,572
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	565,000	569,029
		$2,070,576
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,139,000	$1,176,226
Machinery & Tools – 0.4%
AGCO Corp., 5.45%, 3/21/2027	$575,000	$578,917
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	562,000	550,414
		$1,129,331
Media – 0.3%
News Corp., 3.875%, 5/15/2029 (n)	$819,000	$790,396

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 0.6%
HCA, Inc., 4.3%, 11/15/2030	$250,000	$245,870
ICON Investments Six DAC, 5.849%, 5/08/2029	519,000	529,180
IQVIA, Inc., 5.7%, 5/15/2028	446,000	454,635
IQVIA, Inc., 6.25%, 2/01/2029	291,000	302,447
		$1,532,132
Metals & Mining – 1.6%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,386,000	$1,387,464
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,100,000	1,097,704
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	1,018,000	1,032,116
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	542,000	544,581
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	464,000	471,264
		$4,533,129
Midstream – 1.8%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$1,349,000	$1,392,834
DCP Midstream Operating LP, 5.625%, 7/15/2027	1,363,000	1,380,710
Enbridge, Inc., 5.25%, 4/05/2027	893,000	900,460
Enbridge, Inc., 4.9%, 6/20/2030	398,000	402,166
Energy Transfer LP, 5.55%, 2/15/2028	420,000	428,031
Plains All American Pipeline LP, 4.7%, 1/15/2031	638,000	636,058
		$5,140,259
Mortgage-Backed – 0.9%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$304,138	$307,378
Fannie Mae, 4.661%, 2/25/2045 (n)	162,173	161,922
Freddie Mac, 4.303%, 7/25/2029	261,283	261,046
Freddie Mac, 1.566%, 4/25/2030 (i)	5,945,652	312,034
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,459,096	1,412,912
Freddie Mac, 2%, 7/15/2042	183,496	172,730
		$2,628,022
Municipals – 0.4%
California Public Finance Authority Rev., Taxable (Children's Hospital Los Angeles), “A”, AGM, 5.4%, 11/15/2031	$637,000	$650,239
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	305,000	312,317
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	184,307
		$1,146,863
Network & Telecom – 0.5%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$247,000	$247,562
NTT Finance Corp., 4.62%, 7/16/2028 (n)	511,000	512,943
NTT Finance Corp., 4.876%, 7/16/2030 (n)	511,000	514,230
		$1,274,735
Non-Global Systemically Important Banks – 8.0%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$225,000	$235,483
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	1,149,000	1,156,263
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	909,143
BPCE S.A., 5.281%, 5/30/2029 (n)	928,000	946,100
CaixaBank S.A., 4.634% to 7/03/2028, FLR (SOFR - 1 day + 1.14%) to 7/03/2029 (n)	358,000	358,591
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,003,000	1,030,502
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	292,000	295,993
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	165,000	169,276
Capital One Financial Corp., 4.722% to 1/30/2031, FLR (SOFR - 1 day + 1.15%) to 1/30/2032	725,000	714,005
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	962,000	990,698
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	670,000	689,103
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	573,000	576,865
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	457,673
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	155,407

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Non-Global Systemically Important Banks – continued
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	$580,000	$577,815
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	766,000	762,022
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	394,000	390,681
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	125,000	124,909
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	840,000	871,432
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	374,000	379,668
Lloyds Banking Group PLC, 4.241% to 2/10/2029, FLR (CMT - 1yr. + 0.6%) to 2/10/2030	469,000	463,948
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	524,000	526,450
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	295,000	315,254
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	771,000	770,971
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	1,078,000	1,074,661
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	739,609
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	1,169,000	1,171,199
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,656,000	1,681,798
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,164,960
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	515,000	514,495
Texas Capital Bancshares, 5.301% to 2/27/2031, FLR (SOFR - 1 day + 1.94%) to 2/27/2032	1,186,000	1,169,343
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	815,000	834,201
		$22,218,518
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$568,000	$571,970
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	395,000	399,892
		$971,862
Pharmaceuticals & Biotechnology – 0.3%
Biogen, Inc., 5.05%, 1/15/2031	$782,000	$797,303
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$874,000	$877,197
Real Estate - Retail – 0.7%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$152,000	$151,012
STORE Capital Corp., REIT, 4.95%, 2/11/2031 (n)	453,000	449,053
WEA Finance LLC, 4.125%, 9/20/2028 (n)	861,000	849,854
WEA Finance LLC, 3.5%, 6/15/2029 (n)	233,000	225,152
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	175,000	172,832
		$1,847,903
Real Estate - Storage & Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$196,000	$182,804
Refining – 0.4%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$997,000	$1,016,926
Retail & E-commerce – 1.4%
AutoNation, Inc., 4.45%, 1/15/2029	$1,490,000	$1,477,613
AutoNation, Inc., 3.85%, 3/01/2032	806,000	749,422
Genuine Parts Co., 4.95%, 8/15/2029	828,000	825,114
Ross Stores, Inc., 0.875%, 4/15/2026	760,000	758,891
		$3,811,040
Semiconductor & Electronic Components – 1.0%
Broadcom, Inc., 5.05%, 7/12/2027	$162,000	$163,661
Broadcom, Inc., 4.75%, 4/15/2029	1,304,000	1,318,547
Broadcom, Inc., 5.05%, 7/12/2029	231,000	235,776
Broadcom, Inc., 4.35%, 2/15/2030	575,000	572,961
Broadcom, Inc., 4.3%, 1/15/2031	244,000	241,903

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Semiconductor & Electronic Components – continued
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	$286,000	$284,619
		$2,817,467
Software – 1.3%
Oracle Corp., 4.55%, 2/04/2029	$967,000	$954,779
Oracle Corp., 4.95%, 2/04/2031	677,000	662,404
Salesforce, Inc., 4.5%, 3/15/2028	484,000	484,125
Salesforce, Inc., 4.65%, 3/15/2029	485,000	486,004
Salesforce, Inc., 4.9%, 9/15/2031	969,000	967,627
		$3,554,939
Telecommunications - Wireless – 0.1%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$183,000	$180,263
T-Mobile USA, Inc., 4.2%, 10/01/2029	167,000	165,968
		$346,231
Tobacco – 0.8%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$464,000	$481,346
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	811,000	818,688
Philip Morris International, Inc., 5.125%, 11/17/2027	311,000	315,170
Philip Morris International, Inc., 4.875%, 2/15/2028	615,000	621,292
		$2,236,496
Transportation & Logistics – 1.9%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$1,259,000	$1,269,386
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	1,093,000	1,103,059
GXO Logistics, Inc., 6.25%, 5/06/2029	538,000	557,734
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	536,000	538,867
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	785,000	798,406
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	552,000	560,016
Triton International Ltd., 5.15%, 2/15/2033	445,000	435,712
		$5,263,180
Travel, Gaming, & Lodging – 0.9%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$1,010,000	$1,000,597
Hyatt Hotels Corp., 5.75%, 1/30/2027	581,000	586,088
Las Vegas Sands Corp., 5.9%, 6/01/2027	360,000	364,679
Marriott International, Inc., 4.9%, 4/15/2029	428,000	432,887
		$2,384,251
U.S. Treasury Obligations – 21.9%
U.S. Treasury Notes, 2.75%, 7/31/2027	$5,693,000	$5,613,165
U.S. Treasury Notes, 3.375%, 11/30/2027	10,200,000	10,124,695
U.S. Treasury Notes, 4.875%, 10/31/2028 (f)	22,573,000	23,148,788
U.S. Treasury Notes, 4.625%, 4/30/2029	21,484,000	21,970,747
		$60,857,395
Utilities – 1.6%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$360,000	$360,297
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	112,000	100,349
Eversource Energy, 4.45%, 12/15/2030	1,180,000	1,163,933
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	770,000	773,715
Pacific Gas & Electric Co., 6.1%, 1/15/2029	814,000	842,312
Pacific Gas & Electric Co., 5.55%, 5/15/2029	573,000	586,610
PSEG Power LLC, 5.2%, 5/15/2030 (n)	266,000	270,021
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	365,000	370,777
		$4,468,014
Total Bonds		$274,649,740

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 3.71% (v)	1,026,844	$1,026,844

Other Assets, Less Liabilities – 0.9%		2,418,091
Net Assets – 100.0%		$278,094,675

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,026,844 and
$274,649,740, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $113,588,060, representing 40.8% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 3/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	46	$9,542,484	June – 2026	$(72,758)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	8,000,000	centrally cleared	4.664% / Annually	1-Day SOFR / Annually	$69,166	$—	$69,166
10/02/26	USD	25,600,000	centrally cleared	4.697% / Annually	1-Day SOFR / Annually	232,616	(2,309)	230,307
12/23/27	USD	7,100,000	centrally cleared	4.106% / Annually	1-Day SOFR / Annually	60,816	—	60,816
						$362,598	$(2,309)	$360,289
At March 31, 2026, the fund had liquid securities collateral with an aggregate value of $214,332 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of March 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$60,857,395	$—	$60,857,395
Non - U.S. Sovereign Debt	—	2,186,502	—	2,186,502
Municipal Bonds	—	1,146,863	—	1,146,863
U.S. Corporate Bonds	—	95,556,237	—	95,556,237
Residential Mortgage-Backed Securities	—	14,074,992	—	14,074,992
Commercial Mortgage-Backed Securities	—	8,357,957	—	8,357,957
Asset-Backed Securities (including CDOs)	—	47,244,498	—	47,244,498
Foreign Bonds	—	45,225,296	—	45,225,296
Investment Companies	1,026,844	—	—	1,026,844
Total	$1,026,844	$274,649,740	$—	$275,676,584
Other Financial Instruments
Futures Contracts – Liabilities	$(72,758)	$—	$—	$(72,758)
Swap Agreements – Assets	—	360,289	—	360,289
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended March 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,608,929	$19,219,094	$25,799,711	$(2,511)	$1,043	$1,026,844

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$84,108	$—